Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Detailed Information About Other current liabilities [Abstract]
Summary of current liabilities Explanatory

	At December 31,
(Euro thousands)	2023	2022
Financing fund	63,320	23,519
Payroll and employee benefits payables	20,750	23,443
Accrued expenses	18,544	22,292
Tax payables	10,285	9,561
Due to related companies	7,115	3,064
Customer advances	6,307	8,535
Warrant liabilities	4,041	9,002
Rental payable	238	1,063
Other	4,027	6,002

Total other current liabilities	134,627	106,481

Summary of warrant liabilities Explanatory

	At December 31,
(Euro thousands)	2023	2022
Public Warrant	2,612	5,826
Private Placement Warrant	1,429	3,176

Total warrant liabilities	4,041	9,002